Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

EquiTrust Life Annuity Account and

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account (the Account), as of December 31, 2024, and the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, and the results of its operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Account’s auditor since 2024.

West Des Moines, Iowa

April 29, 2025

Appendix

Subaccounts comprising EquiTrust Life Annuity Account

Subaccounts
Product A	Product B
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	CVT S&P MidCap 400 Index Portfolio - Class F
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Columbia VP Small Cap Value Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Federated Hermes Quality Bond Fund II - Primary Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Fidelity® VIP Contrafund® Portfolio - Service Class 2
CVT NASDAQ-100 Index Portfolio	Fidelity® VIP Growth Portfolio - Service Class 2
CVT Russell 2000® Small Cap Index Portfolio	Fidelity® VIP High Income Portfolio - Service Class 2
CVT S&P MidCap 400 Index Portfolio	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Federated Hermes Government Money Fund II - Service Shares	Fidelity® VIP Real Estate Portfolio - Service Class 2
Federated Hermes Managed Volatility Fund II - Primary Shares	Franklin Mutual Shares VIP Fund - Class 2
Federated Hermes Quality Bond Fund II - Primary Shares	Franklin U.S. Government Securities VIP Fund - Class 2
Fidelity® VIP Contrafund® Portfolio - Initial Class	Templeton Global Bond VIP Fund - Class 2
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Growth Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II
LVIP American Century Inflation Protection Fund – Standard II
LVIP American Century Ultra Fund – Standard II
LVIP American Century Value Fund – Standard II
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account (the Separate Account), for the year ended December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in its net assets for the year ended December 31, 2023, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We served as the Separate Account’s auditor from 1998 to 2024.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account

Subaccounts

Product A

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

CVT NASDAQ-100 Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio

CVT S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP American Century Capital Appreciation Fund – Standard II

LVIP American Century Inflation Protection Fund – Standard II

LVIP American Century Mid Cap Value Fund – Standard II

LVIP American Century Ultra Fund – Standard II

LVIP American Century Value Fund – Standard II

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product B

CVT S&P MidCap 400 Index Portfolio - Class F

Columbia VP Small Cap Value Fund – Class 2

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account

Statements of Assets and Liabilities

December 31, 2024

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$25,866	$25,866	$-	$25,866	$18,085	476.10	604.58	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	658,168	658,168	-	658,168	649,769	18,036.95	13,617.04	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	334,617	334,617	-	334,617	271,322	8,927.87	5,749.86	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	625,766	623,293	2,473	625,766	635,519	14,365.62	18,941.67	75.16
CVT NASDAQ-100 Index Portfolio	219,950	219,950	-	219,950	140,691	1,314.39	2,045.45	-
CVT Russell 2000® Small Cap Index Portfolio	176,378	170,689	5,689	176,378	158,620	2,053.29	3,817.59	127.25
CVT S&P MidCap 400 Index Portfolio	74,207	74,207	-	74,207	66,546	577.67	1,150.90	-
Federated Hermes Government Money Fund II - Service Shares	194,546	194,546	-	194,546	194,546	194,546.38	20,493.24	-
Federated Hermes Managed Volatility Fund II - Primary Shares	731,830	731,830	-	731,830	709,225	71,818.44	36,636.60	-
Federated Hermes Quality Bond Fund II - Primary Shares	878,450	878,450	-	878,450	920,619	85,954.02	74,657.85	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,679,823	1,679,823	-	1,679,823	1,224,752	28,992.46	20,461.79	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	223,610	223,610	-	223,610	187,382	7,319.48	4,314.06	-
Fidelity® VIP Growth Portfolio - Initial Class	459,239	459,239	-	459,239	438,020	4,737.36	6,086.04	-
Fidelity® VIP High Income Portfolio - Service Class 2	313,459	313,459	-	313,459	341,009	70,125.09	11,326.04	-
Fidelity® VIP Index 500 Portfolio - Initial Class	403,031	396,327	6,704	403,031	225,191	707.67	6,447.96	109.06
Fidelity® VIP Mid Cap Portfolio - Service Class 2	523,153	513,148	10,005	523,153	511,174	14,745.01	7,458.92	145.43
Fidelity® VIP Overseas Portfolio - Initial Class	210,852	210,852	-	210,852	182,851	8,278.45	7,758.24	-
Franklin Global Real Estate VIP Fund - Class 2	110,037	110,037	-	110,037	114,863	8,967.97	6,103.74	-
Franklin Mutual Shares VIP Fund - Class 2	194,253	194,253	-	194,253	184,343	11,851.91	6,557.05	-
Franklin Small Cap Value VIP Fund - Class 2	280,874	280,874	-	280,874	251,509	19,614.12	4,986.01	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	342,787	342,787	-	342,787	330,157	23,176.98	7,932.34	-
Franklin U.S. Government Securities VIP Fund - Class 2	387,124	387,124	-	387,124	437,719	38,027.92	30,430.71	-
Templeton Growth VIP Fund - Class 2	62,936	62,936	-	62,936	51,575	5,042.97	2,848.33	-
LVIP American Century Capital Appreciation Fund – Standard II	201,880	201,880	-	201,880	170,192	12,041.01	3,821.11	-
LVIP American Century Inflation Protection Fund – Standard II	42,288	42,288	-	42,288	46,117	4,602.50	3,142.93	-
LVIP American Century Ultra Fund – Standard II	138,047	138,047	-	138,047	98,154	4,548.34	1,864.20	-
LVIP American Century Value Fund – Standard II	154,349	154,349	-	154,349	136,407	12,621.58	5,846.00	-
LVIP JPMorgan Mid Cap Value Fund - Standard	373,213	373,213	-	373,213	388,929	38,293.92	5,814.68	-
LVIP JPMorgan Small Cap Core Fund - Standard	190,079	190,079	-	190,079	179,619	8,761.81	4,313.72	-
T. Rowe Price All-Cap Opportunities Portfolio	234,872	234,872	-	234,872	205,819	6,126.04	2,882.54	-
T. Rowe Price Equity Income Portfolio	824,467	820,026	4,441	824,467	791,671	28,999.89	17,245.90	93.40
T. Rowe Price Mid-Cap Growth Portfolio	310,120	301,532	8,588	310,120	306,047	10,712.27	3,138.96	89.40

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2024

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$547,846	$542,428	$5,418	$547,846	$542,438	26,162.64	13,908.92	138.93
T. Rowe Price International Stock Portfolio	338,748	338,748	-	338,748	335,459	22,643.57	17,017.45	-
Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$61,941	$61,941	$-	$61,941	$51,469	484.33	3,394.83	-
Columbia VP Small Cap Value Fund - Class 2	35,855	35,855	-	35,855	32,710	2,706.06	644.47	-
Federated Hermes Quality Bond Fund II - Primary Shares	86,608	86,608	-	86,608	90,896	8,474.40	6,979.27	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	82,973	82,973	-	82,973	63,097	1,495.02	1,571.70	-
Fidelity® VIP Growth Portfolio - Service Class 2	78,368	78,368	-	78,368	74,554	845.03	1,923.71	-
Fidelity® VIP High Income Portfolio - Service Class 2	38,920	38,920	-	38,920	42,139	8,707.03	2,614.28	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	33,325	33,325	-	33,325	31,448	939.27	939.24	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	26,084	26,084	-	26,084	25,477	1,510.37	1,100.79	-
Franklin Mutual Shares VIP Fund - Class 2	97,572	97,572	-	97,572	88,794	5,953.14	2,719.00	-
Franklin U.S. Government Securities VIP Fund - Class 2	84,029	84,029	-	84,029	94,945	8,254.30	7,521.66	-
Templeton Global Bond VIP Fund - Class 2	29,971	29,971	-	29,971	35,766	2,633.66	2,695.06	-
T. Rowe Price Equity Income Portfolio	4,757	4,757	-	4,757	4,395	167.31	142.73	-
T. Rowe Price International Stock Portfolio	86,697	86,697	-	86,697	84,983	5,795.23	4,266.33	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account

Statements of Operations

Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$128	$(462)	$(334)	$4,812	$220	$5,032	$2,313	$7,011
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,741	(9,004)	(6,263)	(1,306)	45,618	44,312	29,373	67,422
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,733	(4,508)	(2,775)	3,974	16,095	20,069	43,303	60,597
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	4,390	(8,859)	(4,469)	(15,012)	-	(15,012)	39,312	19,831
CVT NASDAQ-100 Index Portfolio	725	(3,038)	(2,313)	20,520	14,254	34,774	12,886	45,347
CVT Russell 2000® Small Cap Index Portfolio	2,129	(2,376)	(247)	463	3,444	3,907	12,091	15,751
CVT S&P MidCap 400 Index Portfolio	1,164	(1,377)	(213)	5,714	4,197	9,911	2,170	11,868
Federated Hermes Government Money Fund II - Service Shares	8,904	(2,732)	6,172	-	-	-	-	6,172
Federated Hermes Managed Volatility Fund II - Primary Shares	16,657	(10,206)	6,451	(18,910)	-	(18,910)	105,899	93,440
Federated Hermes Quality Bond Fund II - Primary Shares	29,300	(13,452)	15,848	(16,184)	-	(16,184)	24,995	24,659
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,992	(23,403)	(20,411)	139,473	188,394	327,867	141,054	448,510
Fidelity® VIP Growth & Income Portfolio - Initial Class	3,139	(2,770)	369	10,177	13,968	24,145	10,284	34,798
Fidelity® VIP Growth Portfolio - Initial Class	4	(8,764)	(8,760)	135,194	99,829	235,023	(66,507)	159,756
Fidelity® VIP High Income Portfolio - Service Class 2	19,324	(4,731)	14,593	(10,715)	-	(10,715)	19,377	23,255
Fidelity® VIP Index 500 Portfolio - Initial Class	4,903	(5,630)	(727)	61,363	233	61,596	21,877	82,746
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,761	(7,965)	(6,204)	24,594	69,714	94,308	(4,352)	83,752
Fidelity® VIP Overseas Portfolio - Initial Class	3,726	(3,598)	128	26,249	10,037	36,286	(22,325)	14,089
Franklin Global Real Estate VIP Fund - Class 2	2,508	(1,852)	656	(8,731)	-	(8,731)	7,337	(738)
Franklin Mutual Shares VIP Fund - Class 2	3,837	(2,818)	1,019	(9,447)	3,991	(5,456)	23,257	18,820
Franklin Small Cap Value VIP Fund - Class 2	2,604	(4,005)	(1,401)	(8,889)	6,437	(2,452)	31,309	27,456
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(5,248)	(5,248)	(30,854)	-	(30,854)	67,918	31,816
Franklin U.S. Government Securities VIP Fund - Class 2	12,591	(5,755)	6,836	(12,895)	-	(12,895)	5,641	(418)
Templeton Growth VIP Fund - Class 2	880	(1,101)	(221)	(2,079)	301	(1,778)	5,993	3,994
LVIP American Century Capital Appreciation Fund – Standard II	-	(2,885)	(2,885)	7,648	12,211	19,859	27,087	44,061
LVIP American Century Inflation Protection Fund – Standard II	1,679	(595)	1,084	(83)	-	(83)	(832)	169
LVIP American Century Ultra Fund – Standard II	-	(2,182)	(2,182)	15,814	13,449	29,263	9,505	36,586
LVIP American Century Value Fund – Standard II	4,580	(2,242)	2,338	4,206	9,235	13,441	(3,325)	12,454
LVIP JPMorgan Mid Cap Value Fund - Standard	4,543	(5,554)	(1,011)	32	59,585	59,617	(10,382)	48,224
LVIP JPMorgan Small Cap Core Fund - Standard	1,537	(2,990)	(1,453)	(1,860)	2,880	1,020	21,796	21,363
T. Rowe Price All-Cap Opportunities Portfolio	166	(3,593)	(3,427)	21,969	25,633	47,602	10,178	54,353

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Equity Income Portfolio	$15,759	$(12,092)	$3,667	$10,105	$53,611	$63,716	$17,178	$84,561
T. Rowe Price Mid-Cap Growth Portfolio	-	(4,337)	(4,337)	5,204	28,000	33,204	(7,084)	21,783
T. Rowe Price Moderate Allocation Portfolio	13,220	(8,234)	4,986	19,383	15,045	34,428	10,456	49,870
T. Rowe Price International Stock Portfolio	3,297	(5,819)	(2,522)	11,687	8,531	20,218	(4,708)	12,988

Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$903	$(736)	$167	$1,908	$3,256	$5,164	$3,181	$8,512
Columbia VP Small Cap Value Fund - Class 2	232	(417)	(185)	1,734	1,906	3,640	(244)	3,211
Federated Hermes Quality Bond Fund II - Primary Shares	2,851	(998)	1,853	(1,407)	-	(1,407)	2,388	2,834
Fidelity® VIP Contrafund® Portfolio - Service Class 2	30	(925)	(895)	10,216	11,491	21,707	4,418	25,230
Fidelity® VIP Growth Portfolio - Service Class 2	-	(870)	(870)	7,532	19,985	27,517	(5,028)	21,619
Fidelity® VIP High Income Portfolio - Service Class 2	2,878	(449)	2,429	(1,631)	-	(1,631)	2,473	3,271
Fidelity® VIP Mid Cap Portfolio - Service Class 2	134	(384)	(250)	1,612	5,167	6,779	(896)	5,633
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,251	(316)	935	276	-	276	596	1,807
Franklin Mutual Shares VIP Fund - Class 2	2,398	(1,184)	1,214	(3,665)	2,494	(1,171)	11,352	11,395
Franklin U.S. Government Securities VIP Fund - Class 2	3,020	(979)	2,041	(3,282)	-	(3,282)	1,639	398
Templeton Global Bond VIP Fund - Class 2	-	(393)	(393)	(4,024)	-	(4,024)	(595)	(5,012)
T. Rowe Price Equity Income Portfolio	86	(47)	39	2	309	311	108	458
T. Rowe Price International Stock Portfolio	1,057	(1,100)	(43)	(2,089)	2,736	647	1,947	2,551

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$32,255	$(334)	$5,032	$2,313	$7,011	$-	$(11,120)	$(36)	$(2,244)	$(13,400)	$(6,389)	$25,866
BNY Mellon VIF Appreciation Portfolio - Initial Shares	602,410	(6,263)	44,312	29,373	67,422	13,708	(68,492)	(531)	43,651	(11,664)	55,758	658,168
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	295,839	(2,775)	20,069	43,303	60,597	694	(18,318)	(240)	(3,955)	(21,819)	38,778	334,617
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	634,544	(4,469)	(15,012)	39,312	19,831	8,680	(68,400)	(219)	31,330	(28,609)	(8,778)	625,766
CVT NASDAQ-100 Index Portfolio	211,098	(2,313)	34,774	12,886	45,347	-	(31,258)	(80)	(5,157)	(36,495)	8,852	219,950
CVT Russell 2000® Small Cap Index Portfolio	162,426	(247)	3,907	12,091	15,751	242	(968)	207	(1,280)	(1,799)	13,952	176,378
CVT S&P MidCap 400 Index Portfolio	98,854	(213)	9,911	2,170	11,868	156	(37,305)	(77)	711	(36,515)	(24,647)	74,207
Federated Hermes Government Money Fund II - Service Shares	206,459	6,172	-	-	6,172	833	(27,730)	(175)	8,987	(18,085)	(11,913)	194,546
Federated Hermes Managed Volatility Fund II - Primary Shares	713,013	6,451	(18,910)	105,899	93,440	12,276	(91,126)	(388)	4,615	(74,623)	18,817	731,830
Federated Hermes Quality Bond Fund II - Primary Shares	995,655	15,848	(16,184)	24,995	24,659	15,804	(185,018)	(654)	28,004	(141,864)	(117,205)	878,450
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,453,353	(20,411)	327,867	141,054	448,510	14,065	(243,398)	(470)	7,763	(222,040)	226,470	1,679,823
Fidelity® VIP Growth & Income Portfolio - Initial Class	145,794	369	24,145	10,284	34,798	120	(25,318)	(100)	68,316	43,018	77,816	223,610
Fidelity® VIP Growth Portfolio - Initial Class	599,085	(8,760)	235,023	(66,507)	159,756	1,387	(287,506)	(174)	(13,309)	(299,602)	(139,846)	459,239
Fidelity® VIP High Income Portfolio - Service Class 2	365,700	14,593	(10,715)	19,377	23,255	501	(66,423)	(246)	(9,328)	(75,496)	(52,241)	313,459
Fidelity® VIP Index 500 Portfolio - Initial Class	355,937	(727)	61,596	21,877	82,746	4,765	(82,494)	27	42,050	(35,652)	47,094	403,031

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$551,217	$(6,204)	$94,308	$(4,352)	$83,752	$4,568	$(116,185)	$228	$(427)	$(111,816)	$(28,064)	$523,153
Fidelity® VIP Overseas Portfolio - Initial Class	260,789	128	36,286	(22,325)	14,089	180	(67,919)	(75)	3,788	(64,026)	(49,937)	210,852
Franklin Global Real Estate VIP Fund - Class 2	137,144	656	(8,731)	7,337	(738)	140	(27,994)	(93)	1,578	(26,369)	(27,107)	110,037
Franklin Mutual Shares VIP Fund - Class 2	211,509	1,019	(5,456)	23,257	18,820	151	(36,497)	(109)	379	(36,076)	(17,256)	194,253
Franklin Small Cap Value VIP Fund - Class 2	292,433	(1,401)	(2,452)	31,309	27,456	253	(42,959)	(215)	3,906	(39,015)	(11,559)	280,874
Franklin Small-Mid Cap Growth VIP Fund - Class 2	424,055	(5,248)	(30,854)	67,918	31,816	1,504	(111,351)	(118)	(3,119)	(113,084)	(81,268)	342,787
Franklin U.S. Government Securities VIP Fund - Class 2	431,890	6,836	(12,895)	5,641	(418)	904	(55,928)	(238)	10,914	(44,348)	(44,766)	387,124
Templeton Growth VIP Fund - Class 2	91,233	(221)	(1,778)	5,993	3,994	-	(31,600)	(22)	(669)	(32,291)	(28,297)	62,936
LVIP American Century Capital Appreciation Fund – Standard II	199,223	(2,885)	19,859	27,087	44,061	180	(39,930)	(86)	(1,568)	(41,404)	2,657	201,880
LVIP American Century Inflation Protection Fund – Standard II	42,262	1,084	(83)	(832)	169	-	(137)	(6)	-	(143)	26	42,288
LVIP American Century Ultra Fund – Standard II	151,920	(2,182)	29,263	9,505	36,586	120	(48,828)	(107)	(1,644)	(50,459)	(13,873)	138,047
LVIP American Century Value Fund – Standard II	167,052	2,338	13,441	(3,325)	12,454	148	(25,225)	(80)	-	(25,157)	(12,703)	154,349
LVIP JPMorgan Mid Cap Value Fund - Standard	408,144	(1,011)	59,617	(10,382)	48,224	1,495	(84,988)	(236)	574	(83,155)	(34,931)	373,213
LVIP JPMorgan Small Cap Core Fund - Standard	208,962	(1,453)	1,020	21,796	21,363	37	(40,387)	(53)	157	(40,246)	(18,883)	190,079
T. Rowe Price All-Cap Opportunities Portfolio	242,840	(3,427)	47,602	10,178	54,353	-	(56,120)	(174)	(6,027)	(62,321)	(7,968)	234,872
T. Rowe Price Equity Income Portfolio	828,516	3,667	63,716	17,178	84,561	5,499	(90,094)	(143)	(3,872)	(88,610)	(4,049)	824,467

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price Mid-Cap Growth Portfolio	$283,572	$(4,337)	$33,204	$(7,084)	$21,783	$7,580	$(33,693)	$226	$30,652	$4,765	$26,548	$310,120
T. Rowe Price Moderate Allocation Portfolio	598,571	4,986	34,428	10,456	49,870	10,703	(133,102)	(188)	21,992	(100,595)	(50,725)	547,846
T. Rowe Price International Stock Portfolio	436,911	(2,522)	20,218	(4,708)	12,988	2,347	(115,384)	(184)	2,070	(111,151)	(98,163)	338,748
Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$67,963	$167	$5,164	$3,181	$8,512	$1,477	$(14,123)	$(530)	$(1,358)	$(14,534)	$(6,022)	$61,941
Columbia VP Small Cap Value Fund - Class 2	40,350	(185)	3,640	(244)	3,211	790	(7,856)	(301)	(339)	(7,706)	(4,495)	35,855
Federated Hermes Quality Bond Fund II - Primary Shares	94,083	1,853	(1,407)	2,388	2,834	2,771	(16,440)	(645)	4,005	(10,309)	(7,475)	86,608
Fidelity® VIP Contrafund® Portfolio - Service Class 2	78,472	(895)	21,707	4,418	25,230	1,671	(16,232)	(654)	(5,514)	(20,729)	4,501	82,973
Fidelity® VIP Growth Portfolio - Service Class 2	74,925	(870)	27,517	(5,028)	21,619	1,568	(14,663)	(606)	(4,475)	(18,176)	3,443	78,368
Fidelity® VIP High Income Portfolio - Service Class 2	41,945	2,429	(1,631)	2,473	3,271	1,065	(8,232)	(309)	1,180	(6,296)	(3,025)	38,920
Fidelity® VIP Mid Cap Portfolio - Service Class 2	34,528	(250)	6,779	(896)	5,633	779	(6,280)	(258)	(1,077)	(6,836)	(1,203)	33,325
Fidelity® VIP Real Estate Portfolio - Service Class 2	30,643	935	276	596	1,807	687	(6,264)	(224)	(565)	(6,366)	(4,559)	26,084
Franklin Mutual Shares VIP Fund - Class 2	108,769	1,214	(1,171)	11,352	11,395	2,461	(23,693)	(862)	(498)	(22,592)	(11,197)	97,572
Franklin U.S. Government Securities VIP Fund - Class 2	93,320	2,041	(3,282)	1,639	398	2,771	(16,343)	(635)	4,518	(9,689)	(9,291)	84,029
Templeton Global Bond VIP Fund - Class 2	39,234	(393)	(4,024)	(595)	(5,012)	1,065	(7,928)	(277)	2,889	(4,251)	(9,263)	29,971
T. Rowe Price Equity Income Portfolio	4,318	39	311	108	458	-	-	(19)	-	(19)	439	4,757

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price International Stock Portfolio	$103,751	$(43)	$647	$1,947	$2,551	$2,358	$(22,412)	$(784)	$1,233	$(19,605)	$(17,054)	$86,697

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Product A
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$26,810	$(252)	$3,542	$2,471	$5,761	$-	$(745)	$(42)	$471	$(316)	$5,445	$32,255
BNY Mellon VIF Appreciation Portfolio - Initial Shares	638,214	(4,204)	24,083	86,405	106,284	9,181	(125,154)	(624)	(25,491)	(142,088)	(35,804)	602,410
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	470,598	(3,169)	58,371	34,299	89,501	1,360	(262,612)	(243)	(2,765)	(264,260)	(174,759)	295,839
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	690,370	(6,991)	4,011	50,291	47,311	4,565	(82,251)	(262)	(25,189)	(103,137)	(55,826)	634,544
CVT NASDAQ-100 Index Portfolio	203,090	(2,097)	36,074	47,012	80,989	7	(7,096)	(117)	(65,775)	(72,981)	8,008	211,098
CVT Russell 2000® Small Cap Index Portfolio	136,536	(726)	(58)	22,027	21,243	236	(733)	157	4,987	4,647	25,890	162,426
CVT S&P MidCap 400 Index Portfolio	97,066	(180)	4,358	8,602	12,780	245	(10,301)	(82)	(854)	(10,992)	1,788	98,854
Federated Hermes Government Money Fund II - Service Shares	244,282	6,599	-	-	6,599	3,056	(30,259)	(227)	(16,992)	(44,422)	(37,823)	206,459
Federated Hermes Managed Volatility Fund II - Primary Shares	724,359	3,445	(28,618)	73,174	48,001	10,631	(53,564)	(432)	(15,982)	(59,347)	(11,346)	713,013
Federated Hermes Quality Bond Fund II - Primary Shares	1,049,220	12,451	(25,820)	59,141	45,772	8,449	(138,425)	(788)	31,427	(99,337)	(53,565)	995,655
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,382,442	(13,549)	155,694	255,252	397,397	2,187	(261,245)	(499)	(66,929)	(326,486)	70,911	1,453,353
Fidelity® VIP Growth & Income Portfolio - Initial Class	340,487	(1,307)	68,909	(28,562)	39,040	120	(203,192)	(115)	(30,546)	(233,733)	(194,693)	145,794
Fidelity® VIP Growth Portfolio - Initial Class	537,857	(7,170)	58,151	114,090	165,071	16	(55,295)	(199)	(48,365)	(103,843)	61,228	599,085
Fidelity® VIP High Income Portfolio - Service Class 2	368,966	15,184	(12,927)	28,366	30,623	693	(56,816)	(310)	22,544	(33,889)	(3,266)	365,700
Fidelity® VIP Index 500 Portfolio - Initial Class	297,678	306	12,664	58,032	71,002	15	(13,447)	(72)	761	(12,743)	58,259	355,937

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$676,203	$(6,667)	$15,917	$65,577	$74,827	$140	$(206,153)	$90	$6,110	$(199,813)	$(124,986)	$551,217
Fidelity® VIP Overseas Portfolio - Initial Class	251,517	(890)	14,621	29,779	43,510	180	(8,737)	(97)	(25,584)	(34,238)	9,272	260,789
Franklin Global Real Estate VIP Fund - Class 2	123,120	1,828	(10,923)	23,661	14,566	191	(23,215)	(98)	22,580	(542)	14,024	137,144
Franklin Mutual Shares VIP Fund - Class 2	198,209	983	12,510	9,399	22,892	263	(13,839)	(144)	4,128	(9,592)	13,300	211,509
Franklin Small Cap Value VIP Fund - Class 2	292,045	(2,523)	(2,704)	36,324	31,097	853	(23,817)	(238)	(7,507)	(30,709)	388	292,433
Franklin Small-Mid Cap Growth VIP Fund - Class 2	349,671	(5,263)	(9,585)	100,596	85,748	1,796	(9,218)	(151)	(3,791)	(11,364)	74,384	424,055
Franklin U.S. Government Securities VIP Fund - Class 2	451,124	6,055	(18,676)	25,234	12,613	1,628	(71,303)	(299)	38,127	(31,847)	(19,234)	431,890
Templeton Growth VIP Fund - Class 2	97,892	1,679	(6,539)	21,725	16,865	-	(7,447)	(37)	(16,040)	(23,524)	(6,659)	91,233
LVIP American Century Capital Appreciation Fund – Standard II	168,790	(2,529)	165	34,303	31,939	180	(890)	(101)	(695)	(1,506)	30,433	199,223
LVIP American Century Inflation Protection Fund – Standard II	38,843	933	(86)	(31)	816	-	(135)	(4)	2,742	2,603	3,419	42,262
LVIP American Century Mid Cap Value Fund – Standard II	1,847	4	220	(276)	(52)	-	(1,792)	(3)	-	(1,795)	(1,847)	-
LVIP American Century Ultra Fund – Standard II	191,304	(2,076)	29,702	23,998	51,624	120	(4,596)	(105)	(86,427)	(91,008)	(39,384)	151,920
LVIP American Century Value Fund – Standard II	185,032	1,673	21,809	(11,462)	12,020	230	(26,587)	(124)	(3,519)	(30,000)	(17,980)	167,052
LVIP JPMorgan Mid Cap Value Fund - Standard	375,134	6,809	31,655	(2,936)	35,528	230	(19,264)	(280)	16,796	(2,518)	33,010	408,144
LVIP JPMorgan Small Cap Core Fund - Standard	204,320	(20)	(8,508)	31,646	23,118	350	(20,205)	(87)	1,466	(18,476)	4,642	208,962

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price All-Cap Opportunities Portfolio	$193,044	$(2,450)	$18,065	$36,523	$52,138	$652	$(4,045)	$(162)	$1,213	$(2,342)	$49,796	$242,840
T. Rowe Price Equity Income Portfolio	839,522	5,546	49,816	4,844	60,206	4,446	(65,595)	(241)	(9,822)	(71,212)	(11,006)	828,516
T. Rowe Price Mid-Cap Growth Portfolio	258,724	(3,610)	16,697	32,244	45,331	10,412	(32,738)	121	1,722	(20,483)	24,848	283,572
T. Rowe Price Moderate Allocation Portfolio	608,599	5,040	(11,623)	80,637	74,054	3,094	(82,837)	(284)	(4,055)	(84,082)	(10,028)	598,571
T. Rowe Price International Stock Portfolio	456,062	(1,936)	(11,147)	74,335	61,252	403	(46,264)	(272)	(34,270)	(80,403)	(19,151)	436,911
Product B
CVT S&P MidCap 400 Index Portfolio - Class F	$68,639	$138	$2,480	$6,389	$9,007	$993	$(10,888)	$(469)	$681	$(9,683)	$(676)	$67,963
Columbia VP Small Cap Value Fund - Class 2	38,708	(217)	75	7,104	6,962	521	(6,026)	(268)	453	(5,320)	1,642	40,350
Federated Hermes Quality Bond Fund II - Primary Shares	100,446	1,663	(1,847)	4,919	4,735	2,233	(14,721)	(610)	2,000	(11,098)	(6,363)	94,083
Fidelity® VIP Contrafund® Portfolio - Service Class 2	73,963	(564)	5,528	15,966	20,930	1,134	(12,356)	(536)	(4,663)	(16,421)	4,509	78,472
Fidelity® VIP Growth Portfolio - Service Class 2	68,614	(700)	6,302	15,355	20,957	1,084	(11,161)	(496)	(4,073)	(14,646)	6,311	74,925
Fidelity® VIP High Income Portfolio - Service Class 2	43,786	1,897	(1,114)	2,865	3,648	796	(7,203)	(284)	1,202	(5,489)	(1,841)	41,945
Fidelity® VIP Mid Cap Portfolio - Service Class 2	34,446	(204)	595	3,872	4,263	563	(4,877)	(225)	358	(4,181)	82	34,528
Fidelity® VIP Real Estate Portfolio - Service Class 2	28,209	384	335	2,033	2,752	472	(3,904)	(200)	3,314	(318)	2,434	30,643
Franklin Mutual Shares VIP Fund - Class 2	112,206	901	2,605	8,890	12,396	1,655	(17,872)	(767)	1,151	(15,833)	(3,437)	108,769

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Franklin U.S. Government Securities VIP Fund - Class 2	$99,670	$1,531	$(3,091)	$4,734	$3,174	$2,233	$(14,625)	$(606)	$3,474	$(9,524)	$(6,350)	$93,320
Templeton Global Bond VIP Fund - Class 2	43,517	(387)	(2,342)	3,424	695	796	(7,245)	(272)	1,743	(4,978)	(4,283)	39,234
T. Rowe Price Equity Income Portfolio	3,842	45	171	122	338	-	-	(18)	156	138	476	4,318
T. Rowe Price International Stock Portfolio	111,197	(50)	(1,097)	16,556	15,409	1,606	(17,930)	(734)	(5,797)	(22,855)	(7,446)	103,751

See accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts (Product A) and variable annuity contracts (Product B) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A
Calvert Variable Trust, Inc. (4)
CVT EAFE International Index Portfolio - Class F (1) (4)	B
CVT NASDAQ-100 Index Portfolio (1) (4)	A & B
CVT Russell 2000® Small Cap Index Portfolio (4)	A
CVT Russell 2000® Small Cap Index Portfolio - Class F (1) (4)	B
CVT S&P MidCap 400 Index Portfolio (4)	A
CVT S&P MidCap 400 Index Portfolio - Class F (4)	B
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	B
Columbia VP Select Mid Cap Value Fund - Class 1 (1)	B
Columbia VP Small Cap Value Fund - Class 2	B
Columbia VP Small Company Growth Fund - Class 2 (1)	B
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	B
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A (1)	B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II – Service Shares (1)	A & B
Federated Hermes Managed Volatility Fund II - Primary Shares (1)	A & B
Federated Hermes Quality Bond Fund II - Primary Shares	A & B
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	B
Fidelity® VIP Growth & Income Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Service Class 2	B
Fidelity® VIP High Income Portfolio - Service Class 2	A & B
Fidelity® VIP Index 500 Portfolio - Initial Class	A
Fidelity® VIP Index 500 Portfolio - Service Class 2 (1)	B
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A & B
Fidelity® VIP Overseas Portfolio - Initial Class	A
Fidelity® VIP Real Estate Portfolio - Service Class 2	B
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A
Franklin Mutual Shares VIP Fund - Class 2	A & B
Franklin Small Cap Value VIP Fund - Class 2 (1)	A & B
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A
Franklin U.S. Government Securities VIP Fund - Class 2	A & B
Templeton Global Bond VIP Fund - Class 2	B
Templeton Growth VIP Fund - Class 2	A
Lincoln Variable Insurance Products Trust
LVIP American Century Capital Appreciation Fund – Standard II (3)	A
LVIP American Century Inflation Protection Bond Fund – Standard II (3)	A
LVIP American Century Mid Cap Value Fund – Standard II (2) (3)	A
LVIP American Century Ultra Fund – Standard II (3)	A
LVIP American Century Value Fund – Standard II (3)	A
LVIP JPMorgan Mid Cap Value Fund – Standard	A
LVIP JPMorgan Small Cap Core Fund – Standard	A
LVIP JPMorgan Small Cap Core Fund – Service (1)	B
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1)	A & B
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A
T. Rowe Price Moderate Allocation Portfolio (1)	A & B
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A & B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(1)	Product B subaccount was inactive during 2024 and 2023; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	Product A subaccount was inactive during 2024; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets for the year ended December 31, 2024, have not been presented herein.

(3)	On April 26, 2024, American Century Variable Portfolios, Inc. funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the American Century Variable Portfolios, Inc. funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund

(4)	On May 1, 2024, Calvert Variable Products, Inc. changed its name to Calvert Variable Trust, Inc. and each fund was renamed as noted below.

Current name	Former name
CVT EAFE International Index Portfolio – Class F	Calvert VP EAFE International Index Portfolio – Class F
CVT NASDAQ-100 Index Portfolio	Calvert VP NASDAQ-100 Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio	Calvert VP Russell 2000® Small Cap Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio - Class F	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F
CVT S&P MidCap 400 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
CVT S&P MidCap 400 Index Portfolio – Class F	Calvert VP S&P MidCap 400 Index Portfolio - Class F

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2024, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% on Product A, and 1.00% on Product B of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A or $4 monthly on Product B to reimburse it for administrative expenses related to the contract. Product B is also assessed an asset-based administrative charge of 0.02% monthly of the variable accumulated value. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 for Product A or $10 for Product B may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2024:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$347	$13,861

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	105,845	78,154
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	19,371	27,870
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	42,648	75,726

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	14,979	39,533
CVT Russell 2000® Small Cap Index Portfolio	6,784	5,386
CVT S&P MidCap 400 Index Portfolio	6,183	38,714

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	18,570	30,483
Federated Hermes Managed Volatility Fund II - Primary Shares	34,140	102,312
Federated Hermes Quality Bond Fund II - Primary Shares	71,533	197,549

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	245,556	299,613
Fidelity® VIP Growth & Income Portfolio - Initial Class	83,581	26,226
Fidelity® VIP Growth Portfolio - Initial Class	101,265	309,798
Fidelity® VIP High Income Portfolio - Service Class 2	21,404	82,307
Fidelity® VIP Index 500 Portfolio - Initial Class	62,377	98,523
Fidelity® VIP Mid Cap Portfolio - Service Class 2	77,550	125,856
Fidelity® VIP Overseas Portfolio - Initial Class	17,603	71,464

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	4,857	30,570
Franklin Mutual Shares VIP Fund - Class 2	8,210	39,276
Franklin Small Cap Value VIP Fund - Class 2	13,354	47,333
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,278	121,610
Franklin U.S. Government Securities VIP Fund - Class 2	24,972	62,484
Templeton Growth VIP Fund - Class 2	1,181	33,392

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	12,387	44,465
LVIP American Century Inflation Protection Fund – Standard II	1,679	738
LVIP American Century Ultra Fund – Standard II	13,495	52,687
LVIP American Century Value Fund – Standard II	13,841	27,425
LVIP JPMorgan Mid Cap Value Fund - Standard	66,489	91,070
LVIP JPMorgan Small Cap Core Fund - Standard	5,715	44,534

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	$25,799	$65,914
T. Rowe Price Equity Income Portfolio	75,445	106,777
T. Rowe Price Mid-Cap Growth Portfolio	67,238	38,810
T. Rowe Price Moderate Allocation Portfolio	91,896	172,460

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	15,941	121,083

Product B:
Calvert Variable Trust, Inc.:
CVT S&P MidCap 400 Index Portfolio - Class F	$6,878	$17,989

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	4,046	10,031

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	9,722	18,178

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	14,509	24,642
Fidelity® VIP Growth Portfolio - Service Class 2	22,884	21,945
Fidelity® VIP High Income Portfolio - Service Class 2	5,158	9,025
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6,500	8,419
Fidelity® VIP Real Estate Portfolio - Service Class 2	3,453	8,884

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	8,771	27,655
Franklin U.S. Government Securities VIP Fund - Class 2	10,420	18,068
Templeton Global Bond VIP Fund - Class 2	4,208	8,852

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	395	66

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	7,760	24,672

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2024 and 2023:

	Period Ended December 31,
	2024			2023
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product A:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1	322	(321)	28	40	(12)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,242	1,489	(247)	328	3,987	(3,659)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	29	431	(402)	29	6,104	(6,075)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,174	2,050	(876)	949	4,383	(3,434)

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	-	379	(379)	62	1,189	(1,127)
CVT Russell 2000® Small Cap Index Portfolio	32	72	(40)	175	42	133
CVT S&P MidCap 400 Index Portfolio	15	580	(565)	4	218	(214)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	1,053	3,008	(1,955)	467	5,398	(4,931)
Federated Hermes Managed Volatility Fund II - Primary Shares	984	5,020	(4,036)	1,213	4,830	(3,617)
Federated Hermes Quality Bond Fund II - Primary Shares	3,781	15,807	(12,026)	5,241	14,175	(8,934)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	741	3,635	(2,894)	297	6,181	(5,884)
Fidelity® VIP Growth & Income Portfolio - Initial Class	1,363	439	924	64	5,943	(5,879)
Fidelity® VIP Growth Portfolio - Initial Class	22	4,144	(4,122)	235	2,341	(2,106)
Fidelity® VIP High Income Portfolio - Service Class 2	89	2,916	(2,827)	1,024	2,395	(1,371)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,008	1,583	(575)	68	360	(292)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	96	1,750	(1,654)	263	3,864	(3,601)
Fidelity® VIP Overseas Portfolio - Initial Class	141	2,323	(2,182)	40	1,494	(1,454)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	137	1,511	(1,374)	2,448	2,347	101
Franklin Mutual Shares VIP Fund - Class 2	17	1,294	(1,277)	235	616	(381)
Franklin Small Cap Value VIP Fund - Class 2	89	821	(732)	258	890	(632)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	86	2,898	(2,812)	197	527	(330)
Franklin U.S. Government Securities VIP Fund - Class 2	1,009	4,513	(3,504)	3,539	6,123	(2,584)
Templeton Growth VIP Fund - Class 2	-	1,444	(1,444)	262	1,465	(1,203)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2024			2023
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	6	832	(826)	6	46	(40)
LVIP American Century Inflation Protection Fund – Standard II	-	11	(11)	204	11	193
LVIP American Century Mid Cap Value Fund – Standard II	-	-	-	-	61	(61)
LVIP American Century Ultra Fund – Standard II	1	743	(742)	3	2,041	(2,038)
LVIP American Century Value Fund – Standard II	4	989	(985)	307	1,617	(1,310)
LVIP JPMorgan Mid Cap Value Fund - Standard	42	1,393	(1,351)	367	406	(39)
LVIP JPMorgan Small Cap Core Fund - Standard	32	942	(910)	276	749	(473)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	1	796	(795)	43	84	(41)
T. Rowe Price Equity Income Portfolio	147	2,000	(1,853)	445	2,262	(1,817)
T. Rowe Price Mid-Cap Growth Portfolio	416	370	46	167	420	(253)
T. Rowe Price Moderate Allocation Portfolio	1,688	4,297	(2,609)	212	2,822	(2,610)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	216	5,546	(5,330)	342	4,736	(4,394)

Product B:
Calvert Variable Trust, Inc.:
CVT S&P MidCap 400 Index Portfolio - Class F	163	946	(783)	213	877	(664)

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	38	174	(136)	59	181	(122)

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	573	1,392	(819)	414	1,365	(951)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	65	457	(392)	60	536	(476)
Fidelity® VIP Growth Portfolio - Service Class 2	80	524	(444)	79	629	(550)
Fidelity® VIP High Income Portfolio - Service Class 2	164	580	(416)	164	586	(422)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	37	227	(190)	50	201	(151)
Fidelity® VIP Real Estate Portfolio - Service Class 2	103	362	(259)	192	207	(15)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2024			2023
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	117	737	(620)	171	702	(531)
Franklin U.S. Government Securities VIP Fund - Class 2	679	1,540	(861)	530	1,408	(878)
Templeton Global Bond VIP Fund - Class 2	357	758	(401)	207	609	(402)
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	1	1	-	6	1	5
T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	198	1,151	(953)	212	1,431	(1,219)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2024, 2023, 2022, 2021 and 2020, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2024	605	$42.78	$25,866	0.39%	1.40%	22.83%
2023	926	34.83	32,255	0.52	1.40	21.83
2022	938	28.59	26,810	0.34	1.40	(24.12)
2021	1,304	37.68	49,134	0.60	1.40	24.93
2020	1,349	30.16	40,704	0.86	1.40	22.11
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2024	13,617	48.33	658,168	0.43	1.40	11.23
2023	13,864	43.45	602,410	0.70	1.40	19.30
2022	17,523	36.42	638,214	0.64	1.40	(19.19)
2021	23,763	45.07	1,071,040	0.44	1.40	25.37
2020	25,346	35.95	911,184	0.79	1.40	21.99
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2024	5,750	58.20	334,617	0.54	1.40	21.02
2023	6,152	48.09	295,839	0.60	1.40	24.94
2022	12,227	38.49	470,598	0.79	1.40	(16.00)
2021	13,070	45.82	598,782	0.47	1.40	23.90
2020	13,414	36.98	496,040	0.77	1.40	22.90
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2024	19,017	32.91	625,766	0.69	1.40	3.17
2023	19,893	31.90	634,544	0.32	1.40	7.77
2022	23,327	29.60	690,370	-	1.40	(17.75)
2021	24,796	35.99	892,443	0.11	1.40	14.87
2020	25,706	31.33	805,557	0.69	1.40	18.23
CVT NASDAQ-100 Index Portfolio:
2024	2,045	107.53	219,950	0.33	1.40	23.46
2023	2,424	87.10	211,098	0.31	1.40	52.27
2022	3,551	57.20	203,090	0.17	1.40	(33.57)
2021	5,539	86.10	476,918	0.28	1.40	25.11
2020	5,974	68.82	411,132	0.44	1.40	46.18
CVT Russell 2000® Small Cap Index Portfolio:
2024	3,945	44.71	176,378	1.26	1.40	9.69
2023	3,985	40.76	162,426	0.89	1.40	14.98
2022	3,852	35.45	136,536	0.82	1.40	(21.61)
2021	4,188	45.22	189,384	0.74	1.40	12.94
2020	4,752	40.04	190,277	1.09	1.40	18.01

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

CVT S&P MidCap 400 Index Portfolio:
2024	1,151	$64.48	$74,207	1.19%	1.40%	11.94%
2023	1,716	57.60	98,854	1.20	1.40	14.51
2022	1,930	50.30	97,066	0.94	1.40	(14.53)
2021	1,979	58.85	116,451	0.93	1.40	22.71
2020	2,264	47.96	108,564	1.01	1.40	11.77
Federated Hermes Government Money Fund II - Service Shares:
2024	20,493	9.49	194,546	4.58	1.40	3.15
2023	22,448	9.20	206,459	4.41	1.40	3.14
2022	27,379	8.92	244,282	1.10	1.40	(0.22)
2021	31,740	8.94	283,866	-	1.40	(1.43)
2020	29,563	9.07	268,091	0.10	1.40	(1.20)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2024	36,637	19.98	731,830	2.29	1.40	13.98
2023	40,673	17.53	713,013	1.88	1.40	7.15
2022	44,290	16.36	724,359	1.86	1.40	(14.92)
2021	48,375	19.23	930,186	1.77	1.40	16.90
2020	48,747	16.45	802,002	2.73	1.40	(0.48)
Federated Hermes Quality Bond Fund II - Primary Shares:
2024	74,658	11.77	878,450	3.05	1.40	2.44
2023	86,684	11.49	995,655	2.62	1.40	4.74
2022	95,618	10.97	1,049,220	2.59	1.40	(10.52)
2021	103,169	12.26	1,265,268	2.38	1.40	(2.78)
2020	94,992	12.61	1,198,011	2.87	1.40	6.59
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2024	20,462	82.10	1,679,823	0.18	1.40	31.93
2023	23,356	62.23	1,453,353	0.45	1.40	31.62
2022	29,240	47.28	1,382,442	0.48	1.40	(27.33)
2021	33,257	65.06	2,163,655	0.06	1.40	26.09
2020	35,155	51.60	1,814,179	0.25	1.40	28.74
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2024	4,314	51.83	223,610	1.58	1.40	20.51
2023	3,390	43.01	145,794	0.89	1.40	17.10
2022	9,269	36.73	340,487	1.63	1.40	(6.28)
2021	10,862	39.19	425,641	2.42	1.40	24.22
2020	11,534	31.55	363,867	2.10	1.40	6.37
Fidelity® VIP Growth Portfolio - Initial Class:
2024	6,086	75.46	459,239	-	1.40	28.57
2023	10,208	58.69	599,085	0.13	1.40	34.36
2022	12,314	43.68	537,857	0.62	1.40	(25.50)
2021	12,630	58.63	740,457	-	1.40	21.54
2020	14,678	48.24	708,153	0.08	1.40	41.88

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP High Income Portfolio - Service Class 2:
2024	11,326	$27.68	$313,459	5.73%	1.40%	7.12%
2023	14,153	25.84	365,700	5.52	1.40	8.71
2022	15,524	23.77	368,966	4.71	1.40	(12.87)
2021	18,128	27.28	494,621	5.20	1.40	2.83
2020	17,491	26.53	464,006	5.01	1.40	1.03
Fidelity® VIP Index 500 Portfolio - Initial Class:
2024	6,557	61.47	403,031	1.22	1.40	23.16
2023	7,132	49.91	355,937	1.48	1.40	24.46
2022	7,424	40.10	297,678	1.32	1.40	(19.33)
2021	9,165	49.71	455,606	1.24	1.40	26.81
2020	9,970	39.20	390,881	1.78	1.40	16.60
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2024	7,604	68.80	523,153	0.31	1.40	15.55
2023	9,258	59.54	551,217	0.33	1.40	13.22
2022	12,859	52.59	676,203	0.26	1.40	(16.14)
2021	15,545	62.71	974,784	0.35	1.40	23.59
2020	17,612	50.74	893,708	0.39	1.40	16.22
Fidelity® VIP Overseas Portfolio - Initial Class:
2024	7,758	27.18	210,852	1.45	1.40	3.58
2023	9,940	26.24	260,789	1.03	1.40	18.84
2022	11,394	22.08	251,517	1.07	1.40	(25.51)
2021	12,224	29.64	362,342	0.53	1.40	18.04
2020	12,529	25.11	314,615	0.42	1.40	14.03
Franklin Global Real Estate VIP Fund - Class 2:
2024	6,104	18.03	110,037	1.90	1.40	(1.69)
2023	7,478	18.34	137,144	2.75	1.40	9.89
2022	7,377	16.69	123,120	2.35	1.40	(27.09)
2021	7,906	22.89	180,940	0.89	1.40	25.08
2020	7,973	18.30	145,928	3.42	1.40	(6.73)
Franklin Mutual Shares VIP Fund - Class 2:
2024	6,557	29.63	194,253	1.91	1.40	9.74
2023	7,834	27.00	211,509	1.88	1.40	11.89
2022	8,215	24.13	198,209	1.81	1.40	(8.70)
2021	10,867	26.43	287,202	2.67	1.40	17.52
2020	12,939	22.49	290,971	2.98	1.40	(6.37)
Franklin Small Cap Value VIP Fund - Class 2:
2024	4,986	56.33	280,874	0.91	1.40	10.15
2023	5,718	51.14	292,433	0.52	1.40	11.20
2022	6,350	45.99	292,045	0.99	1.40	(11.32)
2021	7,232	51.86	375,025	0.99	1.40	23.65
2020	7,781	41.94	326,362	1.59	1.40	3.73

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2024	7,932	$43.21	$342,787	-%	1.40%	9.48%
2023	10,744	39.47	424,055	-	1.40	24.98
2022	11,074	31.58	349,671	-	1.40	(34.60)
2021	11,269	48.29	544,141	-	1.40	8.49
2020	13,065	44.51	581,486	-	1.40	52.96
Franklin U.S. Government Securities VIP Fund - Class 2:
2024	30,431	12.72	387,124	3.07	1.40	(0.08)
2023	33,935	12.73	431,890	2.74	1.40	3.08
2022	36,519	12.35	451,124	2.41	1.40	(11.02)
2021	40,877	13.88	567,344	2.59	1.40	(3.21)
2020	34,843	14.34	499,494	3.45	1.40	2.43
Templeton Growth VIP Fund - Class 2:
2024	2,848	22.10	62,936	1.12	1.40	3.95
2023	4,292	21.26	91,233	3.19	1.40	19.37
2022	5,495	17.81	97,892	0.16	1.40	(12.74)
2021	6,095	20.41	124,402	1.10	1.40	3.45
2020	6,289	19.73	124,108	2.96	1.40	4.34
LVIP American Century Capital Appreciation Fund – Standard II:
2024	3,821	52.83	201,880	-	1.40	23.23
2023	4,647	42.87	199,223	-	1.40	19.02
2022	4,687	36.02	168,790	-	1.40	(29.09)
2021	4,720	50.80	239,762	-	1.40	9.62
2020	4,830	46.34	223,849	-	1.40	40.47
LVIP American Century Inflation Protection Fund – Standard II:
2024	3,143	13.45	42,288	3.96	1.40	0.37
2023	3,154	13.40	42,262	3.67	1.40	2.13
2022	2,961	13.12	38,843	5.19	1.40	(14.08)
2021	2,962	15.27	45,212	3.38	1.40	5.17
2020	2,974	14.52	43,185	1.61	1.40	8.28
LVIP American Century Mid Cap Value Fund – Standard II:
2024	-	-	-	-	-	-
2023	-	-	-	0.82	1.40	(2.86)
2022	61	30.41	1,847	2.26	1.40	(2.50)
2021	64	31.19	1,984	0.85	1.40	21.50
2020	314	25.67	8,055	1.89	1.40	(0.19)
LVIP American Century Ultra Fund – Standard II:
2024	1,864	74.05	138,047	-	1.40	26.99
2023	2,606	58.31	151,920	-	1.40	41.53
2022	4,644	41.20	191,304	-	1.40	(33.30)
2021	5,440	61.77	336,052	-	1.40	21.45
2020	6,265	50.86	318,635	-	1.40	47.81

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP American Century Value Fund – Standard II:
2024	5,846	$26.40	$154,349	2.86%	1.40%	7.93%
2023	6,831	24.46	167,052	2.35	1.40	7.61
2022	8,141	22.73	185,032	2.05	1.40	(0.83)
2021	10,341	22.92	237,038	1.71	1.40	22.76
2020	13,824	18.67	258,062	2.41	1.40	(0.43)
LVIP JPMorgan Mid Cap Value Fund - Standard:
2024	5,815	64.18	373,213	1.15	1.40	12.70
2023	7,166	56.95	408,144	3.18	1.40	9.37
2022	7,205	52.07	375,134	0.92	1.40	(9.41)
2021	9,287	57.48	533,878	0.89	1.40	28.10
2020	10,360	44.87	464,914	1.44	1.40	(1.04)
LVIP JPMorgan Small Cap Core Fund - Standard:
2024	4,314	44.06	190,079	0.72	1.40	10.15
2023	5,224	40.00	208,962	1.38	1.40	11.54
2022	5,697	35.86	204,320	0.44	1.40	(20.47)
2021	6,141	45.09	276,895	0.49	1.40	19.70
2020	6,471	37.67	243,750	1.22	1.40	12.11
T. Rowe Price All-Cap Opportunities Portfolio:
2024	2,883	81.48	234,872	0.06	1.40	23.42
2023	3,678	66.02	242,840	0.26	1.40	27.18
2022	3,719	51.91	193,044	-	1.40	(22.59)
2021	4,040	67.06	270,921	-	1.40	19.13
2020	4,253	56.29	239,381	-	1.40	42.40
T. Rowe Price Equity Income Portfolio:
2024	17,339	47.55	824,467	1.83	1.40	10.15
2023	19,192	43.17	828,516	2.08	1.40	8.03
2022	21,009	39.96	839,522	1.86	1.40	(4.68)
2021	22,572	41.92	946,166	1.57	1.40	23.84
2020	23,051	33.85	780,397	2.36	1.40	(0.24)
T. Rowe Price Mid-Cap Growth Portfolio:
2024	3,228	96.06	310,120	-	1.40	7.80
2023	3,182	89.11	283,572	-	1.40	18.31
2022	3,435	75.32	258,724	-	1.40	(23.65)
2021	4,485	98.65	442,501	-	1.40	13.26
2020	4,469	87.10	389,254	-	1.40	22.09
T. Rowe Price Moderate Allocation Portfolio:
2024	14,048	39.00	547,846	2.25	1.40	8.54
2023	16,657	35.93	598,571	2.26	1.40	13.74
2022	19,267	31.59	608,599	1.53	1.40	(19.43)
2021	22,470	39.21	881,048	0.98	1.40	8.55
2020	23,547	36.12	850,638	1.38	1.40	12.95

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2024	17,017	$19.91	$338,748	0.80%	1.40%	1.84%
2023	22,347	19.55	436,911	0.95	1.40	14.66
2022	26,741	17.05	456,062	0.75	1.40	(16.99)
2021	27,633	20.54	567,617	0.57	1.40	(0.10)
2020	30,520	20.56	627,408	0.59	1.40	12.90

Product B:
CVT S&P MidCap 400 Index Portfolio - Class F:
2024	3,395	$18.25	$61,941	1.23%	1.40%	12.17%
2023	4,178	16.27	67,963	1.20	1.00	14.74
2022	4,842	14.18	68,639	0.90	1.00	(14.32)
2021	5,638	16.55	93,329	0.81	1.00	22.96
2020	6,715	13.46	90,412	1.30	1.00	11.89
Columbia VP Small Cap Value Fund - Class 2:
2024	644	55.64	35,855	0.56	1.00	7.60
2023	780	51.71	40,350	0.41	1.00	20.45
2022	902	42.93	38,708	0.47	1.00	(9.87)
2021	1,051	47.63	50,034	0.47	1.00	27.52
2020	1,427	37.35	53,298	0.36	1.00	7.51
Federated Hermes Quality Bond Fund II - Primary Shares:
2024	6,979	12.41	86,608	2.87	1.00	2.82
2023	7,798	12.07	94,083	2.75	1.00	5.14
2022	8,749	11.48	100,446	2.89	1.00	(10.17)
2021	10,941	12.78	139,840	2.18	1.00	(2.37)
2020	8,748	13.09	114,533	2.87	1.00	7.03
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2024	1,572	52.79	82,973	0.03	1.00	32.11
2023	1,964	39.96	78,472	0.25	1.00	31.79
2022	2,440	30.32	73,963	0.25	1.00	(27.20)
2021	2,938	41.65	122,374	0.03	1.00	26.25
2020	3,051	32.99	100,646	0.09	1.00	28.92
Fidelity® VIP Growth Portfolio - Service Class 2:
2024	1,924	40.74	78,368	-	1.00	28.80
2023	2,368	31.63	74,925	-	1.00	34.54
2022	2,918	23.51	68,614	0.37	1.00	(25.39)
2021	3,332	31.51	105,010	-	1.00	21.71
2020	3,635	25.89	94,127	0.05	1.00	42.10
Fidelity® VIP High Income Portfolio - Service Class 2:
2024	2,614	14.89	38,920	6.43	1.00	7.59
2023	3,030	13.84	41,945	5.57	1.00	9.15
2022	3,452	12.68	43,786	4.77	1.00	(12.55)
2021	4,245	14.50	61,576	5.42	1.00	3.20
2020	3,645	14.05	51,202	5.06	1.00	1.44

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2024	939	$35.48	$33,325	0.35%	1.00%	15.99%
2023	1,129	30.59	34,528	0.38	1.00	13.68
2022	1,280	26.91	34,446	0.25	1.00	(15.80)
2021	1,699	31.96	54,308	0.35	1.00	24.07
2020	2,032	25.76	52,355	0.40	1.00	16.72
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2024	1,101	23.70	26,084	3.96	1.00	5.19
2023	1,360	22.53	30,643	2.35	1.00	9.80
2022	1,375	20.52	28,209	1.05	1.00	(28.40)
2021	1,826	28.66	52,343	0.95	1.00	37.26
2020	1,854	20.88	38,711	2.00	1.00	(7.69)
Franklin Mutual Shares VIP Fund - Class 2:
2024	2,719	35.89	97,572	2.03	1.00	10.16
2023	3,339	32.58	108,769	1.84	1.00	12.34
2022	3,870	29.00	112,206	1.75	1.00	(8.34)
2021	4,865	31.64	153,897	2.87	1.00	18.02
2020	5,242	26.81	140,554	3.05	1.00	(6.00)
Franklin U.S. Government Securities VIP Fund - Class 2:
2024	7,522	11.17	84,029	3.09	1.00	0.36
2023	8,383	11.13	93,320	2.63	1.00	3.44
2022	9,261	10.76	99,670	2.23	1.00	(10.63)
2021	11,590	12.04	139,599	2.63	1.00	(2.82)
2020	8,820	12.39	109,294	3.46	1.00	2.82
Templeton Global Bond VIP Fund - Class 2:
2024	2,695	11.12	29,971	-	1.00	(12.23)
2023	3,096	12.67	39,234	-	1.00	1.85
2022	3,498	12.44	43,517	-	1.00	(5.90)
2021	4,341	13.22	57,391	-	1.00	(5.91)
2020	3,246	14.05	45,614	8.78	1.00	(6.27)
T. Rowe Price Equity Income Portfolio:
2024	143	33.33	4,757	1.84	1.00	10.62
2023	143	30.13	4,318	2.11	1.00	8.46
2022	138	27.78	3,842	1.74	1.00	(4.31)
2021	345	29.03	10,025	1.57	1.00	24.33
2020	358	23.35	8,356	2.38	1.00	0.17
T. Rowe Price International Stock Portfolio:
2024	4,266	20.32	86,697	0.96	1.00	2.21
2023	5,219	19.88	103,751	0.94	1.00	15.11
2022	6,438	17.27	111,197	0.77	1.00	(16.65)
2021	6,757	20.72	140,030	0.59	1.00	0.29
2020	6,731	20.66	139,040	0.50	1.00	13.33

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.

7. Segment Reporting

During 2024, the Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only. Each subaccount, as detailed in Note 1, represents a single operating segment. The Chief Operating Officer of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.